Major Customers	12 Months Ended
Dec. 31, 2013
Major Customers
21.	MAJOR CUSTOMERS

A small number of customers have historically accounted for a substantial portion of our net revenue. In 2011, 2012 and 2013, our top three customers collectively accounted for approximately 37.6%, 20.0% and 23.2%, respectively, of our net revenues.

The following table summarizes net revenues from customers that accounted for 10% or more of the Group’s net revenues for year 2011, 2012 and 2013.

	Net revenues Year ended December 31,
	2011	2012	2013

A	N/A	N/A	10.6%
B	14.9%	N/A	N/A
C	11.8%	N/A	N/A
D	10.9%	N/A	N/A

	37.6%	N/A	10.6%

The following table summarizes accounts receivable from customers that accounted for 10% or more of the Group’s accounts receivable:

	Accounts receivable As of December 31,
	2012	2013

E	N/A	18.8%
F	N/A	14.2%
G	N/A	14.1%
H	N/A	13.4%
I	N/A	11.3%
J	31.1%	N/A
K	22.0%	N/A
L	18.4%	N/A

	71.5%	71.8%